QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Net sales	$ 1,583.9	$ 1,504.9	$ 1,552.3	$ 1,498.9	$ 1,483.1	$ 1,447.0	$ 1,490.4	$ 1,443.0	$ 6,140.0	$ 5,863.5	$ 5,844.9
Gross profit	416.3	402.2	417.5	401.7	382.0	381.0	388.1	377.1	1,637.7	1,528.2	1,475.3
Income from continuing operations	44.7	62.0	70.8	66.8	28.0	35.9	49.1	44.6	244.3	157.6	141.7
Loss from discontinued operations, net of tax	(2.0)	(15.5)	(2.0)	(9.0)	21.0	22.4	15.1	(0.7)
Net income	$ 42.7	$ 46.5	$ 68.8	$ 57.8	$ 49.0	$ 58.3	$ 64.2	$ 43.9	$ 215.8	$ 215.4	$ 190.1
Net income (loss) per common share
Continuing operations (in dollars per share)	$ 0.46	$ 0.63	$ 0.71	$ 0.67	$ 0.28	$ 0.36	$ 0.47	$ 0.42	$ 2.48	$ 1.54	$ 1.34
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.16)	$ (0.02)	$ (0.09)	$ 0.21	$ 0.22	$ 0.15		$ (0.29)	$ 0.56	$ 0.46
Net income per common share (in dollars per share)	$ 0.44	$ 0.47	$ 0.69	$ 0.58	$ 0.49	$ 0.58	$ 0.62	$ 0.42	$ 2.19	$ 2.10	$ 1.80
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 0.45	$ 0.62	$ 0.70	$ 0.66	$ 0.28	$ 0.35	$ 0.47	$ 0.42	$ 2.44	$ 1.52	$ 1.33
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.15)	$ (0.02)	$ (0.09)	$ 0.20	$ 0.22	$ 0.15	$ (0.01)	$ (0.28)	$ 0.56	$ 0.45
Net income per common share, assuming dilution (in dollars per share)	$ 0.43	$ 0.47	$ 0.68	$ 0.57	$ 0.48	$ 0.57	$ 0.62	$ 0.41	$ 2.16	$ 2.08	$ 1.78